Long-term debt (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Long Term Debt
7.
Long-term debt
Long-term debt consists of the following:

Borrowing type	Weighted average coupon	Maturity	Par value		June 30, 2020	December 31, 2019
Senior unsecured revolving credit facilities (a)	—	2023-2024	N/A		$89,000	$141,577
Senior unsecured bank credit facilities (b)	—	2020-2021	N/A		458,510	75,000
Commercial paper	—	2020	N/A		215,000	218,000
U.S. dollar borrowings
Senior unsecured notes (c)	4.21%	2020-2047		$1,125,000	1,120,004	1,219,579
Senior unsecured utility notes	6.01%	2020-2035		$212,000	227,956	233,686
Senior secured utility bonds (d)	4.71%	2026-2044		$556,000	562,913	672,337
Canadian dollar borrowings
Senior unsecured notes (e)	4.28%	2021-2050	C$	1,150,669	840,337	728,679
Senior secured project notes	10.21%	2027	C$	27,098	19,870	21,961
					$3,533,590	$3,310,819
Subordinated U.S. dollar borrowings
Subordinated unsecured notes	6.50%	2078-2079		$637,500	621,186	621,049
					$4,154,776	$3,931,868
Less: current portion					(221,827)	(225,013)
					$3,932,949	$3,706,855
Short-term obligations of $659,558 that are expected to be refinanced using the long-term credit facilities are presented as long-term debt.
Long-term debt issued at a subsidiary level (project notes or utility bonds) relating to a specific operating facility is generally collateralized by the respective facility with no other recourse to the Company. Long-term debt issued at a subsidiary level whether or not collateralized generally has certain financial covenants, which must be maintained on a quarterly basis. Non-compliance with the covenants could restrict cash distributions/dividends to the Company from the specific facilities.

7.	Long-term debt (continued)
Recent financing activities:

(a)	Senior unsecured revolving credit facilities
On February 24, 2020, the Renewable Energy Group increased its uncommitted letter of credit facility to $350,000 and extended the maturity to June 30, 2021.

(b)	Senior unsecured bank credit facilities
Given the uncertainty caused by the COVID-19 pandemic, the Company secured additional liquidity as an additional margin of safety intended to ensure the Company can continue to move forward with its 2020 capital expenditure program and committed acquisitions independent of the state of the capital markets. The additional liquidity is in the form of three new senior unsecured delayed draw non-revolving credit facilities for a total of $1,600,000 maturing in April, 2021. As at June 30, 2020, there was $400,000 drawn on these facilities.

(c)	Senior unsecured notes
On April 30, 2020, the Company repaid, upon its maturity, a $100,000 unsecured note.

(d)	Senior secured utility bonds
On June 1, 2020, the Company repaid, upon its maturity, a $100,000 secured utility bond at Empire.

(e)	Canadian dollar senior unsecured notes
On February 14, 2020, the Regulated Services Group issued C$200,000 senior unsecured debentures bearing interest at 3.315% with a maturity date of February 14, 2050. The debentures are redeemable at the option of the Company at a price based on a make-whole provision.